Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Servicer Advance Notes
Percentage of servicer advance investments financed by floating rate debt	66.70%
Notes Payable and Repurchase Agreements
Weighted average accounting yield	0.65%
Benchmark interest change	0.125%
Securitization interest rate based on repurchase agreements previously sponsored at Springleaf	2.17%
Repurchase agreement related to Consumer Loan Companies	$ 150,000
Funding costs of repurchase agreements	4.17%
Funding costs of notes payable - servicer advance investments	3.01%
Potential increase in interest expense	2,000
Agency RMBS
Face value of Agency RMBS acquired subsequent to period end	154,200
Weighted average accounting yield	1.33%
Benchmark interest change	0.125%
Potential increase in interest income	$ 200